Operating Risk (Tables)	12 Months Ended
Dec. 31, 2016
Sales Revenue, Net
Operating Risk
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable

	2016		2015		2014
		% of Total		% of Total		% of Total
Customer	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Blackrock Income UK Holding Limited	486	0%	26,202	14%	—	—
RI Income UK Holding Limited	—	—	24,142	13%	—	—
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	—	—	21,635	11%	—	—
Shotoco Energy, LLC	—	—	21,281	11%	—	—
Zhongwei Hanky Wiye Solar Co., Ltd.	—	—	8,387	4%	27,871	30%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	7,148	4%	5,085	3%	23,939	26%
Realforce	113	0%	—	—	23,585	26%
KDC Solar Credit LS, LLC	—	—	—	—	11,886	13%

	$7,747	4%	$106,732	56%	$87,281	95%

Accounts Receivable
Operating Risk
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable

	2016		2015
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	34,049	24%	37,050	19%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	39,951	28%	30,481	16%
Realforce	23,199	17%	23,628	12%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	19,815	14%	21,228	11%

	117,014	83%	112,387	58%